Schedule of warrant liability (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Warrant Liability
As at 1 April
Effect on merger acquisition	603,500
Change in fair value	(477,972)
As at 31 March	$ 125,528